Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Brand name	18,458	18,458
Patent	13,708	14,208
Customer relationship	12,978	12,978
Software	10,005	9,228
Others	562	562
Total cost of intangible assets	55,711	55,434
Less: accumulated amortization	(38,300)	(39,056)
Impairment	(13,526)	(13,526)
Intangible asset	3,885	2,852

The Group recorded amortization expense of RMB10,154, RMB3,946 and RMB1,437 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group recorded impairment loss of RMB13,526, RMB8,808 and nil for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, the future estimated amortization expenses are as below:

As of December 31, 2023
RMB
Within one year	728
1 – 2 years	390
2 – 3 years	355
3 – 4 years	346
4 – 5 years	346
5 years and thereafter	687
Total	2,852